Schedule of Property, Plant and Equipment, Declining Balances (Details)	12 Months Ended
Dec. 28, 2013
Automobiles [Member]
Property and Equipment, Depreciation Rate	20.00%
Computer equipment [Member]
Property and Equipment, Depreciation Rate	30.00%
Computer software [Member]
Property and Equipment, Depreciation Rate	100.00%
Equipment [Member]
Property and Equipment, Depreciation Rate	30.00%
Furniture and fixtures [Member]
Property and Equipment, Depreciation Rate	20.00%
Production equipment [Member]
Property and Equipment, Depreciation Rate	30.00%
Website development [Member]
Property and Equipment, Depreciation Rate	100.00%